Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Disclosure of Right-of-Use Assets

The consolidated statements of financial position show the following amounts relating to the ROU assets and lease liabilities:

	As of December 31,
In thousands of USD	2022	2021	2020
Office spaces	159	291	114
Total ROU assets	159	291	114

Disclosure of Lease Liabilities

	As of December 31,
In thousands of USD	2022	2021	2020
Current	137	134	112
Non-current	23	158	4
Total lease liabilities	160	292	116

Disclosure of Amounts Recognized in Profit or Loss Related to Leases

Amounts recognized in the profit or loss

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Depreciation expense of ROU assets(ii)	131	134	146
Interest expense(i)	2	—	2
Expense relating to short-term leases(ii)	100	63	43
Expense relating to low-value leases(ii)	3	2	2
Total	236	199	193

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(i)
Included in Financial expense
(ii)
Included in General and administrative expenses